Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Products	$ 18,997	$ 15,336	$ 17,742
Services	27,054	24,946	19,820
Total revenues	46,051	40,282	37,562
Cost of revenues:
Products	5,471	5,543	5,340
Services	7,243	5,880	5,418
Total cost of revenues	12,714	11,423	10,758
Gross profit	33,337	28,859	26,804
Operating expenses:
Research and development	21,483	20,347	19,199
Less - royalty-bearing participation	762	537	1,358
Research and development, net	20,721	19,810	17,841
Sales and marketing	12,270	10,358	9,709
General and administrative	4,460	4,184	3,836
Total operating expenses	37,451	34,352	31,386
Operating loss	(4,114)	(5,493)	(4,582)
Financial income, net	2,016	354	810
Loss before taxes on income	(2,098)	(5,139)	(3,772)
Taxes on income	(159)	(124)	(220)
Net loss	$ (2,257)	$ (5,263)	$ (3,992)
Basic and diluted net loss per Ordinary Share (in Dollars per share)	$ (0.16)	$ (0.37)	$ (0.29)
Weighted average number of Ordinary Share used in computing basic and diluted net loss per Ordinary Share (in Shares)	14,525,449	14,124,404	13,927,788